CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (2)	$ (55)	$ (93)	$ (169)
Other comprehensive (loss) income, net of tax:
Change in currency translation adjustments, net of tax	(74)	7	(90)	(2)
Unrealized gains on cash flow hedge, net of tax	4		13
Amortization of actuarial loss and prior service cost in net periodic pension cost	1		1
Other comprehensive (loss) income, net of tax	(69)	7	(76)	(2)
Comprehensive loss	(71)	(48)	(169)	(171)
Less: Comprehensive loss attributable to non-controlling interests in subsidiaries	(88)	$ (48)	(186)	$ (171)
Comprehensive income attributable to the Company's Class A common stockholders	$ 17		$ 17